PROSPECTUS SUPPLEMENT

May 10, 2022

for

Flexible Solutions VUL (2018) Variable Life Insurance Policy

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2022 for Flexible Solutions VUL (2018), an individual variable life insurance policy issued through The Guardian Separate Account N.

The Fund chart in Appendix A is replaced with the following:

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.70%	30.54%	10.87%	13.14%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.97%	41.98%	11.08%	10.77%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Funds Management HK Ltd.;Macquarie Investment Management Global Limited	1.14%	16.36%	24.85%	17.05%
Seeks reasonable income. The Fund will also consider the potential for capital appreciation	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.76%	24.60%	11.68%	12.26%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.48%	0.01%	0.77%	0.39%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company and its affiliates Geode Capital Management, LLC and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund. Geode	0.10%	28.58%	18.34%	16.44%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.49%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	28.14%	16.38%	0.00%

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	20.39%	23.84%	0.00%
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	17.72%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	N/A	N/A	N/A
Seeks Capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.11%	11.65%	21.43%	17.08%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc. Invesco Asset Management Limited	1.05%	27.38%	13.69%	11.99%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II ) Invesco Advisers, Inc.	0.80%	18.35%	9.26%	10.28%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	0.85%	20.05%	21.68%	17.16%
Seeks capital appreciation.	MFS® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.03%	26.51%	16.95%	15.17%
Seeks capital appreciation.	MFS® Research Series (Service Class) Massachusetts Financial Services Company	1.03%	24.51%	17.65%	15.35%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.75%	-1.36%	3.83%	3.33%
Current income and long-term growth of capital.	Pioneer Equity Income VCT Portfolio (Class II) Amundi Asset Management US Inc.	1.05%	25.33%	10.46%	12.15%
Seeks capital appreciation.	Putnam VT Multi-Cap Core Fund IB Putnam Investment Management, LLC Putnam Investments Limited (PIL)	0.91%	31.07%	18.08%	16.30%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.11%	4.16%	2.71%	4.00%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	5.85%	7.86%	6.93%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	14.37%	10.87%	8.73%

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-4.42%	9.62%	4.99%

Except as set forth herein, all other provisions of the prospectus shall remain unchanged.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE